Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
(15)	Derivative Financial Instruments

From time to time, the Company may employ interest rate swaps in an attempt to achieve a more balanced debt portfolio. The Company does not use derivative financial instruments for trading or speculative purposes.

In March 2010, the Company entered into an interest rate swap agreement for a notional amount of $150 million related to its fixed rate debt maturing on June 1, 2014. This transaction was designated as a fair value hedge since the swap hedges against the change in fair value of fixed rate debt resulting from changes in interest rates. The Company recorded a derivative asset of $1.9 million and $0.2 million, respectively, within intangible and other long-term assets in the consolidated balance sheet at December 31, 2011 and 2010. The change in fair value of the interest rate swap is included in the adjustments to reconcile net income to net cash provided by operating activities in the consolidated statements of cash flows.

The location and effect of the derivative instrument on the consolidated statements of operations for the years ended December 31, 2011 and 2010, presented on a pre-tax basis, is as follows (in thousands):

	$xxx,xxx,xxx	$xxx,xxx,xxx	$xxx,xxx,xxx
	Location of (gain) loss recognized	Amount of (gain) loss recognized in the year ending December 31,
		2011	2010
Interest rate swap	Interest expense, net	$793	$(1,742)
Hedged item - debt	Interest expense, net	(2,536)	1,581

		$(1,743)	$(161)

For the years ended December 31, 2011 and 2010, approximately $1.7 million and $0.2 million, respectively, of interest income was related to the ineffectiveness associated with this fair value hedge. Hedge ineffectiveness represents the difference between the changes in fair value of the derivative instruments and the changes in fair value of the fixed rate debt attributable to changes in the benchmark interest rate.

This interest rate swap exposes the Company to credit risk to the extent that the counterparty may be unable to meet the terms of agreement. The counterparty to this agreement is a major financial institution which has an investment grade credit rating and is considered “well-capitalized” under applicable regulatory capital adequacy guidelines. Should the counterparty to this interest rate swap agreement fail to perform according to the terms of the contract, the Company would be required to pay interest at the stated rate of 6 7/8% related to its $300 million of unsecured senior notes with a maturity date of 2014.